American Funds Insurance Series 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9447

September 18, 2015

Document Control

Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for Special Meeting of Shareholders of American Funds Insurance Series – Cash Management Fund (the “Fund”)
File No. 002-86838 and No. 811-03857

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, are the preliminary notice of meeting, proxy statement and form of proxy instruction card to be mailed to holders of variable contracts with amounts allocated to the Fund in connection with the solicitation of proxies for the above-captioned meeting. The special meeting of shareholders has been called for the purpose of voting on a proposal to convert the Fund into an ultra-short-term bond fund. No fees are required in connection with this filing.

We hope to file a definitive proxy statement and to deliver the proxy statement to variable contract holders in early November. If you have any questions about the enclosed, please call me at (213) 486-9108.

Sincerely,

Erik A. Vayntrub

Counsel

Attachment

cc: Mark Cowan
Division of Investment Management –
Office of Insurance Products